Investment securities	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Investment securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2021	January 31 2021	October 31 2020
Debt investment securities measured at FVOCI	$59,879	$68,259	$76,638
Debt investment securities measured at amortized cost	21,925	27,713	31,644
Equity investment securities designated at FVOCI	2,262	2,279	1,859
Equity investment securities measured at FVTPL	1,010	960	1,222
Debt investment securities measured at FVTPL	31	25	26
Total investment securities	$85,107	$99,236	$111,389

(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at April 30, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$11,769	$212	$3	$11,978
Canadian provincial and municipal debt	9,694	76	24	9,746
U.S. treasury and other U.S. agency debt	9,831	287	43	10,075
Other foreign government debt	27,043	130	192	26,981
Other debt	1,089	11	1	1,099
Total	$59,426	$716	$263	$59,879

As at January 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$14,247	$388	$1	$14,634
Canadian provincial and municipal debt	13,485	205	1	13,689
U.S. treasury and other U.S. agency debt	9,664	408	3	10,069
Other foreign government debt	28,617	409	186	28,840
Other debt	1,006	21	–	1,027
Total	$67,019	$1,431	$191	$68,259

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$16,374	$454	$–	$16,828
Canadian provincial and municipal debt	17,295	253	1	17,547
U.S. treasury and other U.S. agency debt	12,634	595	–	13,229
Other foreign government debt	27,643	274	17	27,900
Other debt	1,115	19	–	1,134
Total	$75,061	$1,595	$18	$76,638
(b) Debt investment securities measured at amortized cost

	As at
	April 30, 2021		January 31, 2021		October 31, 2020
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$13,897	$13,837	$17,318	$17,164	$17,955	$17,819
U.S. treasury and other U.S. agency debt	6,216	6,077	8,305	8,029	11,048	10,726
Other foreign government debt	1,516	1,502	1,716	1,695	1,766	1,744
Corporate debt	511	509	828	825	1,360	1,355
Total	$22,140	$21,925	$28,167	$27,713	$32,129	$31,644
(1)	Balances are net of allowances, which are not significant.

(c) Equity investment securities designated as at fair value through other comprehensive income (FVOCI)
The Bank has designated certain instruments at FVOCI shown in the following table as these equity securities are held for strategic purposes.

As at April 30, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$16	$–	$5	$11
Common shares	1,891	390	30	2,251
Total	$1,907	$390	$35	$2,262

As at January 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$14	$–	$3	$11
Common shares	2,021	316	69	2,268
Total	$2,035	$316	$72	$2,279

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$11	$–	$3	$8
Common shares	1,735	228	112	1,851
Total	$1,746	$228	$115	$1,859
Dividend income earned on equity securities designated at FVOCI of $26 million for the three months ended April 30, 2021 (January 31, 2021 – $26 million; April 30, 2020 – $17 million) and for the six months ended April 30, 2021 – $52 million (April 30, 2020 – $34 million) has been recognized in interest income.
During the three months ended April 30, 2021, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $523 million (January 31, 2021 – $181 million; April 30, 2020 – $190 million) and for the six months ended April 30, 2021 – $704 million (April 30, 2020 – $532 million). This has resulted in a realized
gain of $72 million in the three months ended April 30, 2021 (January 31, 2021 – $39 million realized
gain; April 30, 2020 – $87 million

realized
loss) and for the six months ended a

realized
gain of $111 million (April 30, 2020 – $107 million

realized
loss).